UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Walthausen & Co., LLC
Address:  	9 Executive Park Drive, Suite B
		Clifton Park, NY 12065


13F File Number:  28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Hodge
Title:      Chief Compliance officer
Phone:     (518) 348-7217

Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park NY   February 5, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:	71

Form13F Information Table Value Total: $141,645
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                     FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     1205         61825 SH       Sole                    33675       28150
Allegiant Travel Co                             01748X102     1459         30925 SH       Sole                    16425       14500
Altisource Portfolio Solutions                  L0175J104     1488         70890 SH       Sole                    37329       33561
American Oil & Gas Inc                          028723104      629        149700 SH       Sole                    69700       80000
American Physicians Capital In                  028884104     1120         36931 SH       Sole                    18098       18833
Arch Chemicals Inc                              03937R102     2655         85990 SH       Sole                    43275       42715
Arena Resources Inc                             040049108     2423         56200 SH       Sole                    29350       26850
Astro-Med Inc                                   04638F108      621         83307 SH       Sole                    48607       34700
Baldwin And Lyons Inc Cl B                      057755209      684         27779 SH       Sole                    16679       11100
Bemis Co Inc                                    081437105      512         17280 SH       Sole                     1630       15650
Brigham Exploration Co                          109178103     2039        150500 SH       Sole                    70950       79550
Bryn Mawr Bank Corp                             117665109     1384         91700 SH       Sole                    47200       44500
CDI Corp                                        125071100      766         59118 SH       Sole                    33858       25260
CNA Surety Corp                                 12612L108     1063         71375 SH       Sole                    36950       34425
CSG Systems International                       126349109     3697        193650 SH       Sole                    99100       94550
CSS Industries Inc                              125906107     2181        112185 SH       Sole                    58525       53660
Cabela's Inc                                    126804301     1901        133300 SH       Sole                    67250       66050
Commercial Metals Co                            201723103     1228         78490 SH       Sole                    44680       33810
Community Bank Systems Inc                      203607106     1358         70325 SH       Sole                    38500       31825
Corporate Executive Board Co                    21988R102     1835         80425 SH       Sole                    41025       39400
Delta Apparel Inc                               247368103      708         65200 SH       Sole                    41660       23540
Dress Barn Inc                                  261570105     2451        106150 SH       Sole                    52625       53525
Drew Industries Inc                             26168L205     3203        155100 SH       Sole                    79950       75150
Ethan Allen Interiors Inc                       297602104     1331         99170 SH       Sole                    50845       48325
First Bancorp N.C.                              318910106      687         49200 SH       Sole                    25750       23450
Flower Foods Inc                                343498101     1814         76330 SH       Sole                    42180       34150
Global Power Equipment Group I                  37941P207      293        196500 SH       Sole                    69000      127500
Gulfport Energy Corp                            402635304     1405        122725 SH       Sole                    65475       57250
Hallmark Financial Services                     40624Q203     2719        341591 SH       Sole                   179091      162500
Hawk Corp                                       420089104     3481        197650 SH       Sole                   102175       95475
Hexcel Corp                                     428291108     2011        154935 SH       Sole                    78445       76490
Hill-Rom Holdings Inc                           431475102     3014        125640 SH       Sole                    67115       58525
Hutchinson Technology Inc                       448407106     5530        538950 SH       Sole                   283075      255875
Interval Leisure Group Inc                      46113M108     3039        243740 SH       Sole                   123870      119870
K Tron Int'l Inc                                482730108     2601         23917 SH       Sole                    13117       10800
Kapstone Paper & Packing Corp                   48562P103     3115        316870 SH       Sole                   164755      152115
Knoll Inc                                       498904200     1523        147475 SH       Sole                    72250       75225
Ladish Co Inc                                   505754200     2306        153245 SH       Sole                    78660       74585
Lifetime Brands Inc                             53222Q103     2866        400875 SH       Sole                   210675      190200
Lydall Inc                                      550819106     2915        559420 SH       Sole                   292695      266725
McGrath Rentcorp                                580589109     1972         88180 SH       Sole                    48280       39900
Mercer Int'l Inc                                588056101     1342        433050 SH       Sole                   225400      207650
Methode Electronics Inc                         591520200      357         41100 SH       Sole                                41100
NN Inc                                          629337106     1306        329900 SH       Sole                   175200      154700
National Western Life Insuranc                  638522102     2070         11925 SH       Sole                     6475        5450
Nobel Learning Communities                      654889104     1189        156605 SH       Sole                    85130       71475
Northern Oil and Gas Inc                        665531109     2497        210875 SH       Sole                   118475       92400
Ocwen Financial Corp                            675746309     2963        309575 SH       Sole                   166600      142975
Overhill Farms Inc                              690212105      587        120793 SH       Sole                    63818       56975
PRGX Global Inc                                 69357C503      647        109500 SH       Sole                    57100       52400
Parexel International Corp                      699462107     1925        136500 SH       Sole                    71750       64750
Platinum Underwriters Holdings                  G7127P100     1883         49175 SH       Sole                    25425       23750
Polaris Industries Inc                          731068102     2062         47250 SH       Sole                    25425       21825
Portec Rail Products Inc                        736212101     1640        153125 SH       Sole                    78125       75000
RLI Corp                                        749607107      921         17300 SH       Sole                     6700       10600
RTI International Metals Inc                    74973W107     1802         71600 SH       Sole                    37175       34425
S1 Corporation                                  78463B101     2831        434150 SH       Sole                   225400      208750
Sally Beauty Holdings Inc                       79546E104     2873        375575 SH       Sole                   195925      179650
School Specialty Inc                            807863105     2276         97260 SH       Sole                    57760       39500
Snap On Inc                                     833034101     1653         39125 SH       Sole                    20050       19075
Solutia Inc                                     834376501     3562        280445 SH       Sole                   145620      134825
Standex Int'l Corp                              854231107     4377        217850 SH       Sole                   114600      103250
Sterling Bancorp                                859158107      396         55475 SH       Sole                    27025       28450
Suffolk Bancorp                                 864739107     1247         41990 SH       Sole                    21635       20355
Thermadyne Holdings Corp                        883435307     3619        497795 SH       Sole                   274725      223070
Thomas & Betts Corp                             884315102     2978         83200 SH       Sole                    43575       39625
Vishay Intertechnology Inc                      928298108     5026        601895 SH       Sole                   314010      287885
Vital Images Inc                                92846N104     1805        142225 SH       Sole                    73850       68375
Walter Investment Management C                  93317W102     3318        231550 SH       Sole                   121525      110025
Whiting Petroleum Corp                          966387102     2692         37670 SH       Sole                    20315       17355
Xerium Technologies Inc                         98416J100      571        750925 SH       Sole                   428300      322625
